Quarterly Holdings Report
for
Fidelity® Emerging Markets Discovery Fund
July 31, 2026
EMD-NPRT3-0926
1.931230.114
Common Stocks - 98.7%
	Shares	Value ($)
ARGENTINA - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
YPF SA Class D ADR (d)	308,750	16,221,725
BRAZIL - 7.9%
Consumer Discretionary - 1.9%
Diversified Consumer Services - 0.6%
Afya Ltd Class A (e)	658,659	9,399,064
Specialty Retail - 1.3%
Vibra Energia SA	2,558,748	18,196,910
TOTAL CONSUMER DISCRETIONARY		27,595,974
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
PRIO SA/Brazil (d)	1,580,360	18,970,618
Financials - 1.0%
Insurance - 1.0%
Caixa Seguridade Participacoes S/A	3,831,990	15,307,852
Health Care - 0.9%
Pharmaceuticals - 0.9%
Hypera SA	3,136,551	13,160,873
Industrials - 1.9%
Commercial Services & Supplies - 1.0%
Orizon Valorizacao de Residuos SA (d)	1,099,380	15,289,800
Ground Transportation - 0.9%
Localiza Rent a Car SA	1,832,970	13,599,519
TOTAL INDUSTRIALS		28,889,319
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
LOG Commercial Properties e Participacoes SA	2,500,540	12,544,259
Utilities - 0.1%
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	290,311	1,586,382
TOTAL BRAZIL		118,055,277
CHILE - 0.9%
Financials - 0.9%
Banks - 0.9%
Banco de Chile ADR	330,729	13,675,644
CHINA - 16.0%
Communication Services - 0.4%
Entertainment - 0.2%
DouYu International Holdings Ltd ADR (d)	609,903	2,793,356
Interactive Media & Services - 0.2%
Tongdao Liepin Group (c)	11,740,997	3,218,803
TOTAL COMMUNICATION SERVICES		6,012,159
Consumer Discretionary - 3.5%
Automobile Components - 0.7%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	2,645,368	10,229,285
Diversified Consumer Services - 0.9%
TAL Education Group Class A ADR (d)	1,088,170	13,602,125
Household Durables - 1.1%
Chervon Holdings Ltd	6,441,750	15,680,532
Textiles, Apparel & Luxury Goods - 0.8%
Li Ning Co Ltd	6,167,580	11,914,572
TOTAL CONSUMER DISCRETIONARY		51,426,514
Consumer Staples - 1.6%
Beverages - 1.6%
China Resources Beer Holdings Co Ltd	4,970,613	14,997,244
Eastroc Beverage Group Co Ltd H Shares	531,570	8,472,693
TOTAL CONSUMER STAPLES		23,469,937
Financials - 0.8%
Financial Services - 0.8%
Far East Horizon Ltd	14,325,374	12,567,399
Health Care - 1.9%
Biotechnology - 0.9%
Zai Lab Ltd (d)(e)	7,582,840	13,817,315
Pharmaceuticals - 1.0%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	3,413,070	14,004,972
TOTAL HEALTH CARE		27,822,287
Industrials - 5.0%
Electrical Equipment - 1.3%
Hongfa Technology Co Ltd A Shares (China)	3,564,101	18,743,466
Machinery - 3.7%
Airtac International Group	430,140	17,429,019
Sany Heavy Equipment International Holdings Co Ltd	12,938,710	12,258,316
Shenzhen Inovance Technology Co Ltd A Shares (China)	1,125,197	10,677,186
Zhejiang Dingli Machinery Co Ltd A Shares (China)	1,710,884	14,961,014
		55,325,535
TOTAL INDUSTRIALS		74,069,001
Materials - 2.8%
Containers & Packaging - 0.8%
Shenzhen YUTO Packaging Technology Co Ltd A Shares (China)	3,245,402	12,635,513
Metals & Mining - 2.0%
Chuangxin Industries Holdings Ltd H Shares	6,211,433	13,219,017
MMG Ltd (d)	15,347,720	16,419,383
		29,638,400
TOTAL MATERIALS		42,273,913
TOTAL CHINA		237,641,210
FRANCE - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Gaztransport Et Technigaz SA	63,600	14,352,705
GEORGIA - 1.0%
Financials - 1.0%
Banks - 1.0%
Lion Finance Group PLC	94,356	14,764,240
GREECE - 0.9%
Industrials - 0.9%
Transportation Infrastructure - 0.9%
Athens International Airport SA	1,101,547	13,413,828
HONG KONG - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Zijin Gold International Co Ltd	1,135,110	17,108,283
HUNGARY - 1.0%
Health Care - 1.0%
Pharmaceuticals - 1.0%
Richter Gedeon Nyrt	397,225	14,814,600
INDIA - 11.2%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Eicher Motors Ltd	171,353	14,062,714
Financials - 3.0%
Consumer Finance - 2.2%
Manappuram Finance Ltd	4,592,223	17,895,177
Shriram Finance Ltd	1,296,325	14,211,630
		32,106,807
Insurance - 0.8%
HDFC Life Insurance Co Ltd (b)(c)	2,074,270	11,921,219
TOTAL FINANCIALS		44,028,026
Health Care - 2.3%
Health Care Providers & Services - 1.2%
Max Healthcare Institute Ltd	1,522,590	17,528,944
Pharmaceuticals - 1.1%
Torrent Pharmaceuticals Ltd	306,628	16,472,390
TOTAL HEALTH CARE		34,001,334
Industrials - 3.8%
Aerospace & Defense - 1.8%
Bharat Electronics Ltd	2,987,873	12,147,146
Hindustan Aeronautics Ltd (c)	298,590	14,548,330
		26,695,476
Air Freight & Logistics - 1.0%
Delhivery Ltd (d)	2,872,230	14,503,964
Professional Services - 1.0%
Computer Age Management Services Ltd	1,787,060	14,911,157
TOTAL INDUSTRIALS		56,110,597
Materials - 0.2%
Construction Materials - 0.2%
Deccan Cements Ltd (f)	721,239	4,180,825
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Oberoi Realty Ltd	753,000	14,421,757
TOTAL INDIA		166,805,253
INDONESIA - 3.1%
Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 0.9%
Sumber Alfaria Trijaya Tbk PT	195,690,750	14,391,146
Food Products - 1.4%
First Resources Ltd	7,766,641	20,345,396
TOTAL CONSUMER STAPLES		34,736,542
Financials - 0.8%
Banks - 0.8%
Bank Syariah Indonesia Persero Tbk PT	115,586,170	11,675,067
TOTAL INDONESIA		46,411,609
KOREA (SOUTH) - 12.4%
Consumer Discretionary - 2.1%
Household Durables - 1.0%
Coway Co Ltd	230,799	14,447,070
Textiles, Apparel & Luxury Goods - 1.1%
Misto Holdings Corp	520,335	16,131,725
TOTAL CONSUMER DISCRETIONARY		30,578,795
Consumer Staples - 1.0%
Tobacco - 1.0%
KT&G Corp	124,620	15,321,971
Financials - 4.8%
Banks - 3.2%
KB Financial Group Inc	98,890	11,435,297
Shinhan Financial Group Co Ltd	162,220	11,126,567
Woori Financial Group Inc	1,062,310	24,297,550
		46,859,414
Insurance - 1.6%
Hyundai Marine & Fire Insurance Co Ltd (d)	785,920	20,655,098
Seoul Guarantee Insurance Co	121,923	3,600,671
		24,255,769
TOTAL FINANCIALS		71,115,183
Health Care - 0.5%
Biotechnology - 0.5%
L&C Bio Co Ltd	220,940	7,854,781
Industrials - 1.6%
Aerospace & Defense - 0.9%
Korea Aerospace Industries Ltd	157,769	13,878,808
Professional Services - 0.7%
NICE Information Service Co Ltd	1,027,360	9,974,967
TOTAL INDUSTRIALS		23,853,775
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
HPSP Co Ltd	488,140	11,364,395
Materials - 1.6%
Chemicals - 1.6%
Hansol Chemical Co Ltd	88,088	12,375,367
Soulbrain Co Ltd	68,247	11,676,906
TOTAL MATERIALS		24,052,273
TOTAL KOREA (SOUTH)		184,141,173
MEXICO - 4.4%
Consumer Staples - 0.7%
Food Products - 0.7%
Gruma SAB de CV Series B	664,400	9,906,060
Financials - 1.9%
Banks - 1.1%
Regional SAB de CV	1,931,092	15,857,266
Insurance - 0.8%
Qualitas Controladora SAB de CV (e)	1,346,423	12,307,843
TOTAL FINANCIALS		28,165,109
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	926,780	12,378,649
Real Estate - 1.0%
Diversified REITs - 1.0%
Fibra Uno Administracion SA de CV (e)	8,277,706	14,906,992
TOTAL MEXICO		65,356,810
PANAMA - 0.9%
Industrials - 0.9%
Passenger Airlines - 0.9%
Copa Holdings SA Class A	93,420	13,192,771
PERU - 2.1%
Financials - 2.1%
Banks - 2.1%
Credicorp Ltd	37,340	14,957,657
Intercorp Financial Services Inc (United States) (c)	286,750	16,720,393

TOTAL PERU		31,678,050
PHILIPPINES - 2.1%
Industrials - 1.3%
Transportation Infrastructure - 1.3%
International Container Terminal Services Inc	1,202,840	18,888,086
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Robinsons Land Corp	45,274,679	12,634,566
TOTAL PHILIPPINES		31,522,652
POLAND - 2.3%
Financials - 1.0%
Banks - 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	513,250	15,376,960
Industrials - 1.3%
Professional Services - 1.3%
Benefit Systems SA (d)(e)	13,107	18,946,582
TOTAL POLAND		34,323,542
ROMANIA - 1.1%
Utilities - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	367,130	16,130,138
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
T-Tekhnologii MKPAO Class A GDR (Russia) (a)(c)(d)	59,253	0
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (a)(d)	67,346	0
TOTAL RUSSIA		0
SAUDI ARABIA - 3.2%
Financials - 1.8%
Insurance - 1.8%
Bupa Arabia for Cooperative Insurance Co	325,481	13,606,848
Rasan Information Technology Co (d)	369,730	12,818,225
TOTAL FINANCIALS		26,425,073
Industrials - 0.8%
Electrical Equipment - 0.8%
Electrical Industries Co	3,137,110	11,820,026
Materials - 0.6%
Metals & Mining - 0.6%
East Pipes Integrated Co for Industry	201,500	9,872,454
TOTAL SAUDI ARABIA		48,117,553
SOUTH AFRICA - 2.3%
Financials - 0.9%
Financial Services - 0.9%
FirstRand Ltd	2,318,666	13,866,949
Materials - 1.4%
Chemicals - 1.4%
Sasol Ltd (d)	1,740,590	20,626,700
TOTAL SOUTH AFRICA		34,493,649
TAIWAN - 18.4%
Communication Services - 1.0%
Entertainment - 1.0%
International Games System Co Ltd	641,090	15,348,970
Consumer Discretionary - 2.8%
Broadline Retail - 0.9%
Poya International Co Ltd (a)	589,048	13,128,855
Household Durables - 1.0%
Nien Made Enterprise Co Ltd	1,276,700	15,059,571
Textiles, Apparel & Luxury Goods - 0.9%
Makalot Industrial Co Ltd	1,968,908	13,352,430
TOTAL CONSUMER DISCRETIONARY		41,540,856
Industrials - 3.6%
Construction & Engineering - 1.0%
Acter Group Corp Ltd	529,190	14,897,265
Electrical Equipment - 2.6%
Bizlink Holding Inc	329,761	21,005,369
Voltronic Power Technology Corp	569,560	16,717,016
		37,722,385
TOTAL INDUSTRIALS		52,619,650
Information Technology - 11.0%
Electronic Equipment, Instruments & Components - 4.4%
Chroma ATE Inc	371,850	23,372,724
E Ink Holdings Inc	2,947,620	17,063,759
Tripod Technology Corp	940,870	10,569,034
Unimicron Technology Corp	585,667	13,747,873
		64,753,390
Semiconductors & Semiconductor Equipment - 3.9%
ASPEED Technology Inc	50,897	22,239,361
eMemory Technology Inc	144,500	10,861,697
Jentech Precision Industrial Co Ltd	121,620	12,603,290
King Yuan Electronics Co Ltd	1,842,025	12,447,143
		58,151,491
Technology Hardware, Storage & Peripherals - 2.7%
Advantech Co Ltd	1,366,390	23,285,475
Wiwynn Corp	102,980	16,773,721
		40,059,196
TOTAL INFORMATION TECHNOLOGY		162,964,077
TOTAL TAIWAN		272,473,553
TURKEY - 1.8%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)(c)	14,483,464	11,923,569
Industrials - 1.0%
Aerospace & Defense - 1.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,158,600	15,547,144
TOTAL TURKEY		27,470,713
UNITED ARAB EMIRATES - 0.9%
Energy - 0.9%
Energy Equipment & Services - 0.9%
ADNOC Drilling Co PJSC	8,569,750	13,579,076
VIETNAM - 1.6%
Financials - 0.9%
Banks - 0.9%
Bank for Foreign Trade of Vietnam JSC	5,651,740	12,706,852
Information Technology - 0.7%
IT Services - 0.7%
FPT Corp	4,634,401	11,792,926
TOTAL VIETNAM		24,499,778
TOTAL COMMON STOCKS (Cost $1,212,437,955)		1,470,243,832

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	20,695,796	20,699,935
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	30,830,623	30,833,707
TOTAL MONEY MARKET FUNDS (Cost $51,533,572)			51,533,642

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $1,263,971,527)	1,521,777,474
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(32,307,354)
NET ASSETS - 100.0%	1,489,470,120

Legend

(a)	Level 3 security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,849,760 or 2.5% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $72,337,286 or 4.9% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Affiliated company.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,687,205.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	36,726,745	437,145,670	453,172,526	564,216	(23)	69	20,699,935	20,695,796
Fidelity Securities Lending Cash Central Fund	11,116,449	107,936,094	88,218,888	104,933	51	1	30,833,707	30,830,623
	47,843,194	545,081,764	541,391,414	669,149	28	70	51,533,642

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Deccan Cements Ltd	8,082,397	237,342	-	-	-	(4,138,914)	4,180,825	721,239
Total	8,082,397	237,342	-	-	-	(4,138,914)	4,180,825

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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